9. Stock Compensation (June 30, 2017 Note) (Details - Assumptions) - Options [Member]	3 Months Ended
Jun. 30, 2017 USD ($)
Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility rate	92.14%
Expected dividends	$ 0